October 8, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	City National Rochdale Funds Post-Effective Amendment No. 84 (File Nos. 333–16093) and Amendment No. 85 (File No. 811–07923) to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 84 and under the Investment Company Act of 1940, as amended, Amendment No. 85 (the “Filing”) to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto.

The Filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of introducing one new series to the Trust: City National Rochdale Short Term Emerging Markets Debt Fund.

If you have any questions regarding the Filing, please contact the undersigned at (714) 830-0679.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee

Morgan, Lewis & Bockius llp

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.213.680.6400
United States	+1.213.612.2501